Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Abstract]
Property, plant and equipment, estimated useful lives

The estimated useful lives of the Company’s property, plant and equipment are as follows:

Useful lives (years)
Buildings	8 ~ 40
Structures	5 ~ 50
Machinery	2 ~ 32
Vehicles	3 ~ 8
Loaded heavy water	30
Asset retirement costs	18, 30, 40, 60
Right-of-use assets	1 ~ 65
Ships	9
Others	4 ~ 15

Intangible assets, estimated useful lives

The estimated useful lives and amortization methods of the Company’s intangible assets are as follows:

	Useful lives (years)	Amortization methods
Usage rights for donated assets	10 ~ 30	Straight line
Software	4, 5	Straight line
Industrial rights	5 ~ 10	Straight line
Development expenditures	5	Straight line
Leasehold rights	8 ~ 10	Straight line
Others	3 ~ 50 or indefinite	Straight line
Mining rights	—	Unit of production